RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party transactions [Table Text Block]
	December 31, 2021	December 31, 2020	December 31, 2019

Consulting fees paid or accrued to officers or their companies	1,124,304	$894,616	$701,957
Directors' fees	2,398	2,238	2,257

Stock option grants to officers and directors	-	123,837	-
Stock option grant price range	-	CAD$0.60 to CAD $1.23	-